Derivative Liabilities (Details 2) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Liabilities	$ 76,097	$ 106,176	$ 3,074,504	$ 1,573,859
Convertible Bridge Notes [Member]
Derivative Liabilities			2,850,085
Common Stock and Warrants [Member]
Derivative Liabilities	76,097	106,176	129,378
NonEmployee Warrants [Member]
Derivative Liabilities			$ 95,041